Cover	Apr. 25, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42610
Entity Registrant Name	New Providence Acquisition Corp. III/Cayman
Entity Central Index Key	0002048948
Entity Tax Identification Number	98-1834924
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	401 S County Road #2588
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	561
Local Phone Number	231-7070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	NPACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	NPAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	NPACW
Security Exchange Name	NASDAQ